Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
6. Related Party Transactions

Certain directors and management are no longer with the Company, and as such, there are no longer any related-party transactions. Prior year amounts consisted of notes payable, accrued interest, and wages and consulting fee expenses accrued and owed to former officers and directors.